Derivatives and Hedging Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges

The following table presents the components of the gains or losses related to the effective portion of the derivatives that qualify as cash flow hedges:

Derivatives designated as	Amount of gains (losses) recognized at June 30
cash flow hedging instruments	2016	2015
Interest rate swaps, net of tax benefit of $0 and $331 at June 30, 2016 and 2015, respectively	$—	(618)
Foreign currency swaps, net of tax expense of $12,141 and $2,849, at June 30, 2016 and 2015, respectively	22,547	5,291

Total	$22,547	4,673

The following table presents the components of the gains or losses related to the effective portion of the derivatives that qualify as cash flow hedges:

Derivatives designated as	Amount of gains (losses) recognized at December 31
cash flow hedging instruments	2015	2014	2013
Interest rate swaps, net of tax benefit of ($332), ($217), and ($238), at December 31, 2015, 2014, and 2013, respectively	$(617)	(403)	(443)
Foreign currency swaps, net of tax expense of $15,550, $4,683, and $0 at December 31, 2015, 2014, and 2013, respectively	28,879	8,698	—

Total	$28,262	8,295	(443)

Company Held Options Purchased (Asset) and Options Sold (Liability) with Amortized Cost Basis, Fair Value, and Notional Amounts

As of June 30, 2016 and December 31, 2015, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	June 30, 2016	December 31, 2015
Options:
Purchased (asset):
Amortized cost	$688,799	589,415
Fair value	529,525	359,949
Notional	43,058,328	28,073,842
Sold (liability):
Amortized cost	$515,628	341,266
Fair value	386,466	226,761
Notional	37,400,367	24,549,455

As of December 31, the Company held options purchased (asset) and options sold (liability) with the following amortized cost basis, fair value, and notional amounts:

	2015	2014
Options:
Purchased (asset):
Amortized cost	$589,415	516,120
Fair value	359,949	504,309
Notional	28,073,842	40,747,227
Sold (liability):
Basis	$341,266	323,227
Fair value	226,761	322,185
Notional	24,549,455	32,723,520

Credit Derivative Type By Derivative Risk Exposure And Reference Type

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of June 30, 2016 and December 31, 2015:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
June 30, 2016:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$400,100	1,929	7	BBB+

Total	$400,100	1,929

December 31, 2015:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$150,900	1,569	7	BBB+

Total	$150,900	1,569

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2015 and 2014:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
2015:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$150,900	1,569	7	BBB+

Total	$150,900	1,569

2014:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$145,300	2,364	8	BBB+
Below investment grade risk Emerging markets sovereign credit	6,200	(642)	11	BBB-

Total	$151,500	1,722

Balance Sheet Location and Fair Value of Derivatives

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and non-qualifying strategies as of June 30, 2016 and December 31, 2015:

	Fair value
Derivatives designated as
cash flow hedging instruments	June 30, 2016	December 31, 2015
Foreign currency swaps	80,657	53,794

Total cash flow hedging instruments	$80,657	53,794

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net
OTC	$142,720	132,574
SARs	339	614
GMWB	(3,221,408)	(2,170,539)
GMAB	(456,872)	(374,857)
MVLO	(15,733,827)	(14,495,312)
TRS	49,931	(31,462)
IRS	597,554	82,705
TBA securities	1,342	(34)
Other embedded derivative	2,811	3,097

Total nonqualifying hedging instruments	(18,617,410)	(16,853,214)

Total derivative instruments	$(18,536,753)	(16,799,420)

Location in Consolidated Balance Sheets
Derivative assets	$1,487,474	591,609
Account balances and future policy benefit reserves	(19,412,107)	(17,040,708)
Derivative liability	(612,120)	(350,321)

Total derivative instruments	$(18,536,753)	(16,799,420)

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as
cash flow hedging instruments	2015	2014
Interest rate swaps	$—	950
Foreign currency swaps	53,794	15,647

Total cash flow hedging instruments	$53,794	16,597

Derivatives designated as nonqualifying hedging instruments and certain hedged items, net
OTC	$132,574	180,789
ETO	—	33
SARs	614	1,302
GMWB	(2,170,539)	(1,491,280)
GMAB	(374,857)	(264,857)
MVLO	(14,495,312)	(14,903,758)
CDO embedded derivative	—	3,669
TRS	(31,462)	7,156
Other embedded derivative	3,097	1,673
Interest rate swaps	82,705	62,297
TBA Securities	(34)	—

Total nonqualifying hedging instruments	(16,853,214)	(16,402,976)

Total derivative instruments	$(16,799,420)	(16,386,379)

Location in Consolidated Balance Sheets
Derivatives	$591,609	721,736
Account balances and future policy benefit reserves	(17,040,708)	(16,659,895)
Derivative liability	(350,321)	(448,220)

Total derivative instruments	$(16,799,420)	(16,386,379)

Gains or Losses Recognized in Income

The following table presents the gains or losses recognized in income on the various non-qualifying strategies:

Derivatives designated as nonqualifying hedging instruments and	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the six months ended June 30
certain hedged item, net	Statements of Operations	2016	2015
MVLO	Policy fees	$(414,929)	80,772
MVLO	Policyholder benefits	68,208	57,325
MVLO	Change in fair value of annuity and life embedded derivatives	(891,793)	26,520
GMWB	Change in fair value of annuity and life embedded derivatives	(1,050,873)	161,496
GMAB	Change in fair value of annuity and life embedded derivatives	(116,092)	5,734

	Total change in fair value of annuity and life embedded derivatives	(2,058,758)	193,750

OTC	Change in fair value of assets and liabilities	(50,679)	69,879
ETO	Change in fair value of assets and liabilities	—	(378)
Futures	Change in fair value of assets and liabilities	(369,795)	(308,949)
SARs	Change in fair value of assets and liabilities	(294)	436
CDO embedded derivative	Change in fair value of assets and liabilities	—	(188)
TBA securities	Change in fair value of assets and liabilities	3,367	867
IRS	Change in fair value of assets and liabilities	1,110,781	(130,987)
TRS	Change in fair value of assets and liabilities	128,994	(78,294)
CDS	Change in fair value of assets and liabilities	2,036	436
Other embedded derivatives	Change in fair value of assets and liabilities	(286)	423

	Total change in fair value of freestanding and other derivatives	824,124	(446,755)

	Total derivative loss, net	$(1,581,355)	(114,908)

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

Derivatives designated as nonqualifying hedging instruments and	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the years ended December 31
certain hedged item, net	Statements of Operations	2015	2014	2013
MVLO	Policy fees	$79,951	194,229	568,744
MVLO	Policyholder benefits	115,737	2,159	10,191
MVLO	Change in fair value of annuity and life embedded derivatives	212,758	(3,344,049)	(2,677,038)
GMWB	Change in fair value of annuity and life embedded derivatives	(679,259)	(1,445,524)	912,073
GMAB	Change in fair value of annuity and life embedded derivatives	(122,094)	(166,411)	166,904

	Total change in fair value of annuity and life embedded derivatives	(588,595)	(4,955,984)	(1,598,061)

OTC	Change in fair value of assets and liabilities	(361,419)	862,097	(479,713)
ETO	Change in fair value of assets and liabilities	291	66,855	(11,538)
Futures	Change in fair value of assets and liabilities	(423,134)	(267,628)	1,693,399
SARs	Change in fair value of assets and liabilities	630	69	1,823
CDO embedded derivative	Change in fair value of assets and liabilities	(188)	(150)	(119)
Other embedded derivatives	Change in fair value of assets and liabilities	1,423	(230)	(623)
Forward commitments	Change in fair value of assets and liabilities	330	—	—
Interest rate swaps	Change in fair value of assets and liabilities	279,158	1,085,355	(684,511)
TRS	Change in fair value of assets and liabilities	4,093	113,236	391,726
Credit Default Swaps	Change in fair value of assets and liabilities	(2,220)	(626)	—

	Total change in fair value of freestanding and other derivatives	(501,036)	1,858,978	910,444

	Total derivative loss, net	$(893,943)	(2,900,618)	(108,682)

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	June 30, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$1,484,324	—	1,484,324	(595,961)	(827,000)	61,363
Derivative liabilities	(612,120)	—	(612,120)	595,961	16,159	—

Net derivatives	$872,204	—	872,204	—	(810,841)	61,363

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$587,898	—	587,898	(346,116)	(216,659)	25,123
Derivative liabilities	(350,276)	—	(350,276)	346,116	4,160	—

Net derivatives	$237,622	—	237,622	—	(212,499)	25,123

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$587,898	—	587,898	(346,116)	(216,659)	25,123
Derivative liabilities	(350,276)	—	(350,276)	346,116	4,160	—

Net derivatives	$237,622	—	237,622	—	(212,499)	25,123

	December 31, 2014
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$715,092	—	715,092	(424,495)	(212,596)	78,001
Derivative liabilities	(448,220)	—	(448,220)	424,495	23,352	(373)

Net derivatives	$266,872	—	266,872	—	(189,244)	77,628

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.